Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 13, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Rental Expenses		$ 1,300,000	$ 0	$ 0
Notes payable in connection with related party transaction		1,400,000
Purchase of office building	1,700,000
Related party transaction (Textual) [Abstract]
Term notes maturity date		Nov. 30, 2017
Pilatus Hunter [Member]
Related Party Transaction [Line Items]
Percentage of owned in subsidiary		100.00%
Rental Expenses		463,000	450,000	161,000
Green Hunter Energy [Member]
Related Party Transaction [Line Items]
Rental Expenses		162,000	212,000	30,000
Accounts Payable		70,000
Notes payable in connection with related party transaction		1,400,000
Purchase of office building		1,700,000
Executive Officer [Member]
Related Party Transaction [Line Items]
Rental Expenses		36,000
Lease expenses		$ 4,500
Period of lease		1 year